Trade and Other Receivables - Summary of Trade and Other Receivables (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Trade and Other Receivables [Line items]
Other receivables	$ 47	$ 244
Refinitiv [member]
Disclosure of Trade and Other Receivables [Line items]
Other receivables	27	$ 222
Expected credit losses	$ 0